Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Revenues
Mined ore	$ 25,679	$ 26,799	$ 24,820
Total Revenues (note 18)	25,679	26,799	24,820
Cost of Sales
Mined ore	(16,960)	(16,038)	(19,150)
Depreciation and depletion (notes 8 and 10)	(3,413)	(4,359)	(3,686)
Total Cost of Sales	(20,373)	(20,397)	(22,836)
Earnings from mining operations	5,306	6,402	1,984
Financing costs (note 11)	(181)	(148)	(554)
Foreign exchange	85	(697)	(369)
Management fees and salaries (note 15)	(1,271)	(1,283)	(1,151)
Office and administration	(913)	(598)	(942)
Professional and consulting fees (note 15)	(835)	(738)	(1,000)
Pre- exploration costs	(31)	(47)
Shareholder relations	(644)	(220)	(297)
Transfer agent and regulatory fees	(88)	(112)	(83)
Earnings (loss) before taxes and other losses	1,428	2,559	(2,412)
Other Losses
Loss on sale of Toiyabe (note 9)	(40)	(1,116)
Unrealized loss on investement (note 7)	(287)
Sale of royalties (note 9)	1,600
Impairment of Mining Interest, Plant and Equipment (note 8)			(39)
Total Other Losses	1,273	(1,116)	(39)
Earnings (loss) before taxes	2,701	1,443	(2,451)
Income tax recovery/ (expense) (note 19)
Deferred	(296)	1,449	(1,178)
Earnings (loss) for the year	2,405	2,892	(3,629)
Other comprehensive income (loss)
Foreign currency translation differences	1,369	(3,916)	1,897
Comprehensive loss for the year	$ 3,774	$ (1,024)	$ (1,732)
Basic earnings (loss) per share (Note 17)	$ 0.05	$ 0.06	$ (0.07)
Diluted earnings (loss) per share (Note 17)	$ 0.05	$ 0.06	$ (0.07)